Financial Instruments (Derivatives Not Designated as Hedging Instruments Contract Amount) (Detail) - Not Designated as Hedging Instrument - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 66,617	¥ 48,840
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	2,965	100
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 63,652	¥ 48,740